Hartford Schroders Global Strategic Bond Fund
Hartford Schroders Global Strategic Bond Fund

JULY 31, 2018

SUPPLEMENT TO

hartford SCHRODERS funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)

Under the heading “Hartford Schroders Global Strategic Bond Fund Summary Section – Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns.

The table below shows returns for the Fund over time compared to those of three broad-based market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - Hartford Schroders Global Strategic Bond Fund		Label	1 Year	Since Inception	Inception Date
Class A	[1]	Class A – Return Before Taxes	(3.39%)	(1.41%)	Jun. 23, 2014
Class A | After Taxes on Distributions	[1]	Class A – After Taxes on Distributions	(3.39%)	(2.52%)	Jun. 23, 2014
Class A | After Taxes on Distributions and Sales	[1]	Class A – After Taxes on Distributions and Sale of Fund Shares	(1.92%)	(1.56%)	Jun. 23, 2014
Class T	[1]	Class T - Return Before Taxes	(1.40%)	(0.84%)	Jun. 23, 2014
Class C	[1]	Class C - Return Before Taxes	(0.55%)	(0.19%)	Jun. 23, 2014
Class I	[1]	Class I - Return Before Taxes	1.39%	0.13%	Jun. 23, 2014
Class R3	[1]	Class R3 - Return Before Taxes	1.19%	0.04%	Jun. 23, 2014
Class R4	[1]	Class R4 - Return Before Taxes	1.33%	0.09%	Jun. 23, 2014
Class R5	[1]	Class R5 - Return Before Taxes	1.39%	0.13%	Jun. 23, 2014
Class Y	[1]	Class Y - Return Before Taxes	1.61%	0.19%	Jun. 23, 2014
Class F	[1]	Class F - Return Before Taxes	1.61%	0.19%	Jun. 23, 2014
Class SDR	[1]	Class SDR - Return Before Taxes	1.54%	0.27%	Jun. 23, 2014
ICE BofAML US 3-Month Treasury Bill Index	[1]	ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.85%	0.35%	Jun. 23, 2014
Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index	[1]	Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index (reflects no deduction for fees, expenses or taxes)	1.35%	1.20%	Jun. 23, 2014
3-Month USD Fixed LIBOR	[1]	3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	1.11%	0.60%	Jun. 23, 2014
[1]	Effective July 31, 2018, the Fund changed its benchmark, the 3-Month USD Fixed LIBOR, to the ICE BofAML US 3-Month Treasury Bill Index, due to the U.K. Financial Conduct Authority's plan to phase out the London Interbank Offered Rate (LIBOR). In addition, the Fund added Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index as a secondary benchmark, effective as of the same date. The 3-Month USD Fixed LIBOR reflects the returns of the ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity.

This Supplement should be retained with your Statutory Prospectus for future reference.